Note 8 - Employee Benefit Plans (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Schedule of Defined Benefit Plans Disclosures [Table Text Block]
	Pension Benefits		Other Benefits
	2012	2011	2012	2011
Change in benefit obligation:
Benefit obligation at beginning of year	$87,895	$76,925	$65	$68
Service cost	3,974	3,877	—	—
Interest cost	4,069	4,114	3	3
Participants' contributions	29	—	—	—
Amendments	—	396	—	—
Actuarial loss	7,450	6,476	7	4
Benefits paid	(4,050)	(3,893)	(12)	(10)
Benefit obligation at end of year	99,367	87,895	63	65
Change in fair value of plan assets:
Fair value of plan assets at beginning of year	65,082	70,462	—	—
Actual return (loss) on plan assets	6,007	(1,818)	—	—
Employer contributions	1,447	331	12	10
Participants' contributions	29	—	—	—
Benefits paid	(4,050)	(3,893)	(12)	(10)
Fair value of plan assets at end of year	68,515	65,082	—	—
Funded status at end of year	$(30,852)	$(22,813)	$(63)	$(65)

Pension Benefits Recognized Balance Sheet Location Table Text Block
	Pension Benefits		Other Benefits
	2012	2011	2012	2011
Current liabilities:
Accrued benefit liability	$(322)	$(330)	$(3)	$(3)
Other non- current liabilities:
Accrued benefit liability	(30,530)	(22,484)	(60)	(62)
Accumulated other comprehensive (income) loss	33,545	30,747	(305)	(340)
Net amount recognized	$2,693	$7,933	$(368)	$(405)

Schedule of Assumptions Used [Table Text Block]
	Pension Benefits		Other Benefits
	2012	2011	2012	2011
Discount rate: net periodic pension cost	4.75%	5.50%	—%	—%
Discount rate: projected benefit obligation	4.00%	4.75%	4.00%	4.75%
Expected rate of return on plan assets	7.20%	8.00%	—%	—%
Rate of compensation increase	4.00%	4.00%	—%	—%

Schedule of Net Benefit Costs [Table Text Block]
	Three Months Ended June 30,
	2013	2012
Service cost	$1,058	$994
Interest cost	969	1,017
Expected return on plan assets	(1,205)	(1,145)
Amortization of prior service cost	98	100
Amortization of net (gain) loss	776	706
Net periodic benefit cost	$1,696	$1,672
	Six Months Ended June 30,
	2013	2012
Service cost	$2,115	$1,987
Interest cost	1,939	2,034
Expected return on plan assets	(2,409)	(2,290)
Amortization of prior service cost	195	200
Amortization of net (gain) loss	1,552	1,413
Net periodic benefit cost	$3,392	$3,344

	Pension Benefits			Other Benefits
	2012	2011	2010	2012	2011	2010
Service cost	$3,974	$3,877	$2,203	$—	$—	$—
Interest cost	4,068	4,114	3,724	3	4	4
Expected return on plan assets	(4,581)	(5,481)	(5,041)	—	—	—
Amortization of prior service cost	401	403	602	—	—	—
Amortization of net gain (loss) from earlier periods	2,826	880	867	(28)	(31)	(33)
Net periodic pension cost	$6,688	$3,793	$2,355	$(25)	$(27)	$(29)

Schedule of Allocation of Plan Assets [Table Text Block]
	Hecla		Lucky Friday
	2012	2011	2012	2011
Cash	1%	1%	1%	1%
Large cap U.S. equities	11%	13%	9%	12%
Small cap U.S. equities	4%	4%	5%	4%
Non-U.S. equities	10%	9%	10%	9%
Fixed income	33%	37%	34%	38%
Real estate	18%	13%	17%	13%
Absolute return hedge funds	13%	13%	14%	13%
Real return	10%	10%	10%	10%
Total	100%	100%	100%	100%

Investment Policy Allocation [Table Text Block]
	Target	Minimum	Maximum
Large cap U.S. equities	10%	7%	13%
Small cap U.S. equities	5%	4%	6%
Non-U.S. equities	10%	8%	12%
Fixed income	35%	29%	43%
Real estate	15%	12%	18%
Absolute return hedge funds	15%	12%	18%
Real return	10%	8%	12%

Fair Value Of Plan Assets By Category [Table Text Block]
	Hecla				Lucky Friday
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Interest-bearing cash	$683	$—	$—	$683	$198	$—	$—	$198
Common stock	2,309	—	—	2,309	588	—	—	588
Real estate	—	—	9,611	9,611	—	—	2,513	2,513
Collective investment funds	—	10,095	7,251	17,346	—	2,469	1,978	4,447
Mutual funds	24,183	—	—	24,183	6,637	—	—	6,637
Total fair value	$27,175	$10,095	$16,862	$54,132	$7,423	$2,469	$4,491	$14,383
	Hecla				Lucky Friday
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Interest-bearing cash	$609	$—	$—	$609	$166	$—	$—	$166
Common stock	2,071	—	—	2,071	527	—	—	527
Real estate	—	—	6,497	6,497	—	—	1,709	1,709
Common collective funds	—	12,641	6,803	19,444	—	3,310	1,857	5,167
Mutual funds	22,667	—	—	22,667	6,225	—	—	6,225
Total fair value	$25,347	$12,641	$13,300	$51,288	$6,918	$3,310	$3,566	$13,794

Schedule of Changes in Fair Value of Plan Assets [Table Text Block]
	Hecla	Lucky Friday
Beginning balance at December 31, 2011	$13,300	$3,566
Net unrealized gains on assets held at the reporting date	838	187
Purchases	2,724	738
Ending balance at December 31, 2012	$16,862	$4,491
	Hecla	Lucky Friday
Beginning balance at December 31, 2010	$12,508	$3,356
Net unrealized gains on assets held at the reporting date	391	104
Purchases	401	106
Ending balance at December 31, 2011	$13,300	$3,566

Schedule of Expected Benefit Payments [Table Text Block]
Year Ending December 31,	Pension Plans	Other Post- Employment Benefit Plans
2013	$4,769	$3
2014	4,951	8
2015	5,083	6
2016	5,320	8
2017	5,601	7
Years 2018-2022	34,011	26

Schedule of Net Funded Status [Table Text Block]
	December 31, 2012		December 31, 2011
	ABO Exceeds Plan Assets	Plan Assets Exceed ABO	ABO Exceeds Plan Assets	Plan Assets Exceed ABO
Projected benefit obligation	$99,367	$—	$87,895	$—
Accumulated benefit obligation	92,590	—	81,018	—
Fair value of plan assets	68,515	—	65,082	—

Schedule of Defined Benefit Plan Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]
	Pension Benefits	Other Benefits
Unamortized net (gain)/loss	$31,649	$305
Unamortized prior service cost	1,896	—

Schedule of Amounts in Accumulated Other Comprehensive Income (Loss) to be Recognized over Next Fiscal Year [Table Text Block]
	Pension Benefits	Other Benefits
Amortization of net (gain)/loss	$3,103	$25
Amortization of prior service cost	390	—